Loss Before Tax	6 Months Ended
Jun. 30, 2021
Profit Loss [Abstract]
Loss Before Tax

5. LOSS BEFORE TAX

The Group’s loss before tax is arrived at after charging/(crediting):

		Six months ended June 30,
		2020	2021
	Notes	US$’000	US$’000
		(Unaudited)	(Unaudited)
Reversal for the impairment of trade receivables, net	9	(9)	(22)
IPO expenses		1,439	—
Employee benefit expense:
Wages and salaries		30,794	47,303
Pension scheme contributions (defined contribution schemes)		436	1,759
Equity-settled share-based compensation expense		668	8,033